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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 --------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO  80206
                 --------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz         Denver, Colorado    February 5, 2013
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 47
                                        --------------------

Form 13F Information Table Value Total: $237,917
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                        2
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                           FORM 13F INFORMATION TABLE

                                       13F
                                   12/31/2012

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            Column 1           Column 2 Column 3 Column 4          Column 5              Column 6  Column 7       Column 8
------------------------------ -------- -------- -------- ----------------------------- ---------- -------- ---------------------
                               Title of          Value (x Shares or PRN                 Investment  Other       Voting Authority
         Name of Issuer          Class   Cusip    1,000)      Amount    SH/PRN Put/Call Discretion Managers    Sole   Shared None
---------------------------------------------------------------------------------------------------------------------------------
8X8 INC NEW                    COM      28291410 6,078    823,524       SH              Sole                823,524
ACACIA RESH CORP               COM      00388130 3,410    132,900       SH              Sole                132,900
AKORN INC                      COM      00972810 10,358   775,301       SH              Sole                775,301
AMERICAS CAR MART INC          COM      03062T10 3,648    90,034        SH              Sole                90,034
BALLY TECHNOLOGIES INC         COM      05874B10 6,125    137,000       SH              Sole                137,000
BANK OF THE OZARKS INC         COM      06390410 7,363    219,980       SH              Sole                219,980
BROWN SHOE INC NEW             COM      11573610 5,090    277,100       SH              Sole                277,100
CARLISLE COS INC               COM      14233910 6,046    102,900       SH              Sole                102,900
CHART INDS INC                 COM      16115Q30 5,201    77,989        SH              Sole                77,989
COLUMBIA SPORTSWEAR CO         COM      19851610 1,817    34,060        SH              Sole                34,060
COMPUTER TASK GROUP INC        COM      20547710 6,532    358,303       SH              Sole                358,303
CONCEPTUS INC                  COM      20601610 4,874    232,100       SH              Sole                232,100
DELUXE CORP                    COM      24801910 9,126    283,075       SH              Sole                283,075
DREW INDS INC                  COM      26168L20 2,548    79,000        SH              Sole                79,000
EXPONENT INC                   COM      30214U10 7,703    137,967       SH              Sole                137,967
FORWARD AIR CORP               COM      34985310 5,990    171,100       SH              Sole                171,100
FURMANITE CORPORATION          COM      36108610 639      119,074       SH              Sole                119,074
GENTHERM INC                   COM      37253A10 6,957    523,044       SH              Sole                523,044
GEO GROUP INC                  COM      36159R10 7,739    274,440       SH              Sole                274,440
GORMAN RUPP CO                 COM      38308210 2,266    75,971        SH              Sole                75,971
GRAHAM CORP                    COM      38455610 6,241    320,056       SH              Sole                320,056
HANESBRANDS INC                COM      41034510 7,057    197,000       SH              Sole                197,000
HANGER INC                     COM      41043F20 6,406    234,132       SH              Sole                234,132
HURON CONSULTING GROUP INC     COM      44746210 572      16,986        SH              Sole                16,986
IPG PHOTONICS CORP             COM      44980X10 5,332    80,000        SH              Sole                80,000
JAZZ PHARMACEUTICALS PLC       COM      G5087110 7,028    131,973       SH              Sole                131,973
JOHN BEAN TECHNOLOGIES CORP    COM      47783910 6,205    349,200       SH              Sole                349,200
MAIDENFORM BRANDS INC          COM      56030510 3,237    166,071       SH              Sole                166,071
MARTEN TRANS LTD               COM      57307510 4,853    263,894       SH              Sole                263,894
METTLER TOLEDO INTERNATIONAL   COM      59268810 2,584    13,370        SH              Sole                13,370
MULTIMEDIA GAMES HLDG CO INC   COM      62545310 7,962    541,247       SH              Sole                541,247
NATUS MEDICAL INC DEL          COM      63905010 4,412    395,204       SH              Sole                395,204
NOVA MEASURING INSTRUMENTS LTD COM      M7516K10 3,425    429,198       SH              Sole                429,198
NVE CORP                       COM      62944520 3,494    62,970        SH              Sole                62,970
ODYSSEY MARINE EXPLORATION INC COM      67611810 1,471    495,321       SH              Sole                495,321
OMNICELL INC                   COM      68213N10 6,016    404,580       SH              Sole                404,580
OPLINK COMMUNICATIONS INC      COM      68375Q40 5,752    369,206       SH              Sole                369,206
PENN NATL GAMING INC           COM      70756910 13,505   275,000       SH              Sole                275,000
POWERSECURE INTL INC           COM      73936N10 2,454    314,257       SH              Sole                314,257
SAIA INC                       COM      78709Y10 6,010    259,957       SH              Sole                259,957
SILGAN HOLDINGS INC            COM      82704810 3,406    82,000        SH              Sole                82,000
SUN HYDRAULICS CORP            COM      86694210 1,431    54,858        SH              Sole                54,858
TOWERSTREAM CORP               COM      89200010 2,640    812,395       SH              Sole                812,395
TREX CO INC                    COM      89531P10 6,370    171,100       SH              Sole                171,100
TYLER TECHNOLOGIES INC         COM      90225210 2,373    48,986        SH              Sole                48,986
VERA BRADLEY INC               COM      92335C10 5,048    201,100       SH              Sole                201,100
WERNER ENTERPRISES INC         COM      95075510 3,120    144,000       SH              Sole                144,000
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